Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 108,004
Net cash generated from operating activities	(2,450)	¥ 7,688	¥ 2,698
Net cash used in investing activities	(5,851)	(15,820)	(8,049)
Net cash generated from/(used in) financing activities	6,658	4,186	28,945
Net increase/(decrease) in cash and cash equivalents	1,643	3,946	(23,594)
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	320,530
Approximate unutilized bank financing	223,729
Trade receivables	2,619	2,858
Credit loss allowance for other trade receivables	¥ (3)	(1)	164
Expected Credit Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement Input Of Loss Allowance For Other Receivable Equal To Period	12 months
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Credit loss allowance for other trade receivables	¥ 17	17
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	287	329
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	340	328	315
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	(340)	(328)	(315)
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	3,267	2,551	1,880
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (3,267)	¥ (2,551)	¥ (1,880)